Commitments and Contingencies - Summary of Unrecorded Unconditional Purchase Obligations (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
From October 1, 2021 to December 31, 2021	$ 15,195
2022	6,871
2023	1,286
2024	1,286
2025	1,286
Total	$ 25,924